CONSOLIDATED BALANCE SHEETS (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
ASSETS
Property and equipment, net	$ 11,383		$ 10,514
Investments in affiliates	197		148
Debt
Senior notes, including $902 million and $1,156 million, respectively, net of discount, of Exchangeable Senior Debentures	4,543		4,249
Credit facility	117		58
Mortgage debt	1,006	[1]	1,025	[1]
Other	87		145
Total debt	5,753		5,477
Host Hotels & Resorts, Inc. stockholders' equity:
Accumulated other comprehensive income (loss)	(1)		25
Host Hotels & Resorts, L.P. capital:
Accumulated other comprehensive income (loss)	(1)		25
Non-controlling interests-other consolidated partnerships	36		29
HOST HOTELS & RESORTS, INC.
ASSETS
Property and equipment, net	11,383		10,514
Due from managers	37		45
Investments in affiliates	197		148
Deferred financing costs, net	55		44
Furniture, fixtures and equipment replacement fund	166		152
Other	368		354
Restricted cash	36		41
Cash and cash equivalents	826		1,113
Total assets	13,068		12,411
Debt
Senior notes, including $902 million and $1,156 million, respectively, net of discount, of Exchangeable Senior Debentures	4,543		4,249
Credit facility	117		58
Mortgage debt	1,006		1,025
Other	87		145
Total debt	5,753		5,477
Accounts payable and accrued expenses	175		161
Other	269		250
Total liabilities	6,197		5,888
Non-controlling interests - Host Hotels & Resorts, L.P.	158		191
Host Hotels & Resorts, Inc. stockholders' equity:
Common stock, par value $.01, 1,050 million shares authorized; 705.1 million and 675.6 million shares issued and outstanding, respectively	7		7
Additional paid-in capital	7,750		7,236
Accumulated other comprehensive income (loss)	(1)		25
Deficit	(1,079)		(965)
Total equity of Host Hotels & Resorts, Inc. stockholders	6,677		6,303
Host Hotels & Resorts, L.P. capital:
Accumulated other comprehensive income (loss)	(1)		25
Non-controlling interests-other consolidated partnerships	36		29
Total equity	6,713		6,332
Total liabilities, limited partnership interest of third parties and capital	13,068		12,411
HOST HOTELS & RESORTS L.P.
ASSETS
Property and equipment, net	11,383		10,514
Due from managers	37		45
Investments in affiliates	197		148
Deferred financing costs, net	55		44
Furniture, fixtures and equipment replacement fund	166		152
Other	368		353
Restricted cash	36		41
Cash and cash equivalents	826		1,113
Total assets	13,068		12,410
Debt
Senior notes, including $902 million and $1,156 million, respectively, net of discount, of Exchangeable Senior Debentures	4,543		4,249
Credit facility	117		58
Mortgage debt	1,006		1,025
Other	87		145
Total debt	5,753		5,477
Accounts payable and accrued expenses	175		161
Other	269		250
Total liabilities	6,197		5,888
Non-controlling interests - Host Hotels & Resorts, L.P.	158	[2]	191	[2]
Host Hotels & Resorts, Inc. stockholders' equity:
Accumulated other comprehensive income (loss)	(1)		25
Host Hotels & Resorts, L.P. capital:
General partner	1		1
Limited partner	6,677		6,276
Accumulated other comprehensive income (loss)	(1)		25
Total Host Hotels & Resorts, L.P. capital	6,677		6,302
Non-controlling interests-consolidated partnerships	36		29
Total capital	6,713		6,331
Total liabilities, limited partnership interest of third parties and capital	$ 13,068		$ 12,410

[1]	The amount of the assets stated above securing mortgage debt represents the book value of real estate assets, net of accumulated depreciation. These amounts do not represent the current fair value of the assets.
[2]	The book value recorded is equal to the greater of the redemption value or the historical cost.